General company information (Details) € / shares in Units, € in Millions		1 Months Ended		12 Months Ended
	Jan. 31, 2022 EUR (€) shares	Jul. 31, 2020 $ / shares	Jul. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€)	Jan. 31, 2022 $ / shares	Jan. 31, 2022 € / shares
General company information
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs | €	€ 15.0			€ 22.0
Number of common shares issued (in shares)	4,479,088
Share price | (per share)					$ 3.73	€ 3.35
Major ordinary share transactions
General company information
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs | €	€ 15.0
Number of common shares issued (in shares)	4,479,088
Share price | $ / shares					$ 3.73
Follow-on public offering | Common shares
General company information
Public offering price (in dollars per share) | (per share)		$ 14.00	€ 12.71
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs | €			€ 22.0
Follow-on public offering | Common shares | Major purchases of assets
General company information
Number of common shares issued (in shares)			3,500,000
Public offering price (in dollars per share) | (per share)		$ 14.00	€ 12.71
Follow-on public offering | Common shares | Selling shareholders | Major purchases of assets
General company information
Number of common shares issued (in shares)			1,500,000
Follow-on public offering | Common shares | The Company | Major purchases of assets
General company information
Number of common shares issued (in shares)			2,000,000
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs | €			€ 22.0